Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Fair value of financial assets and liabilities
35.	Fair value of financial assets and liabilities

Fair values are determined based on market prices, when available, or, in the absence thereof, on the present value of expected future cash flows.

The hierarchy of the financial assets and liabilities recorded at fair value is set out below:

Level 1: inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: inputs are unobservable inputs for the asset or liability.

	Fair value measured based on
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	1,091	—	—	1,091
Foreign currency derivatives	—	1	—	1

Balance at December 31, 2018	1,091	1	—	1,092

Balance at December 31, 2017	1,829	105	—	1,934

Liabilities
Foreign currency derivatives	—	(208)	—	(208)
Commodity derivatives	108	—	—	108

Balance at December 31, 2018	108	(208)	—	(100)

Balance at December 31, 2017	(98)	—	—	(98)

The estimated fair value for the Company’s long term debt, computed based on the prevailing market rates, is set out in note17.3.

The fair values of cash and cash equivalents, short-term debt and other financial assets and liabilities are equivalent or do not differ significantly from their carrying amounts.